Broadcasting Rights, Net of Rights Exercised (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Broadcast Rights, Net of Rights Exercised [Abstract]
Cost	₪ 1,010	₪ 797
Less rights exercised	(547)	(343)
Impairment loss (see Note 9)	(403)
Total	₪ 60	₪ 454